    As filed with the Securities and Exchange Commission on August 14, 2000.

                                                      Registration No. 811-08904
                                                                       333-30706

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.             [   ]
                   Post-Effective Amendment No. 2          [ X ]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 14                        [ X ]


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                              Linda M. Reimer, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

        Richard Choi, Esq.                      Sheila K. Davidson, Esq.
 Freedman, Levy, Kroll & Simonds       Senior Vice President and General Counsel
1050 Connecticut Avenue, Suite 825          New York Life Insurance Company
      Washington, D.C. 20036                       51 Madison Avenue
                                                New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   on September 14, 2000 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on __________ pursuant to paragraph (a)(1) of Rule 485.
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If appropriate, check the following box:

[X] This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in a separate account under variable annuity contracts.
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                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 1 to this Registration Statement filed on June 16, 2000. The new effectiveness date is September 14, 2000. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf, in the City and State of New York on this 14th day of August, 2000.

                                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                                      (Registrant)

                                 By: /s/ David J. Krystel
                                     ------------------------
                                         David J. Krystel
                                         Vice President

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                      (Depositor)

                                 By: /s/ David J. Krystel
                                     ------------------------
                                         David J. Krystel
                                         Vice President

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Howard I. Atkins*                   Executive Vice President and Director
                                    (Principal Financial Officer)

Frank M. Boccio*                    Director

John A. Cullen*                     Vice President and Controller
                                    (Principal Accounting Officer)

Michael G. Gallo*                   Director

Solomon Goldfinger*                 Director

Phillip J. Hildebrand*              Director

Richard M. Kernan, Jr.*             Director

Robert D. Rock*                     Senior Vice President and Director

Frederick J. Sievert*               President and Director
                                    (Principal Executive Officer)

Seymour Sternberg*                  Director

George J. Trapp*                    Director

*By: /s/ David J. Krystel
     ------------------------
         David J. Krystel
         Attorney-in-Fact
         August 14, 2000

* Pursuant to Powers of Attorney previously filed.